Impact Shares Women’s Empowerment ETF
Schedule of Investments
March 31, 2026 (Unaudited)

COMMON STOCKS - 99.9%	Shares	Value
Banking - 6.4%
Bank of America Corp.	16,315	$795,356
Citigroup, Inc.	4,292	486,756
Citizens Financial Group, Inc.	1,024	61,409
Fifth Third Bancorp	2,085	96,869
JPMorgan Chase & Co.	6,630	1,950,281
KeyCorp	2,137	42,847
U.S. Bancorp	3,869	201,227
		3,634,745

Consumer Discretionary Products - 1.0%
Aptiv PLC(a)	505	35,067
D.R. Horton, Inc.	662	90,840
Ford Motor Co.	10,790	124,517
General Motors Co.	2,169	161,590
PulteGroup, Inc.	475	55,865
Rivian Automotive, Inc. - Class A(a)	1,726	25,976
Tapestry, Inc.	461	65,052
		558,907

Consumer Discretionary Services - 1.8%
Chipotle Mexican Grill, Inc. - Class A(a)	3,228	103,328
Darden Restaurants, Inc.	284	55,675
McDonald's Corp.	1,715	533,005
Starbucks Corp.	2,648	237,234
Yum! Brands, Inc.	724	112,568
		1,041,810

Consumer Staple Products - 5.1%
Church & Dwight Co., Inc.	602	56,179
Clorox Co.	410	42,488
Coca-Cola Co.	9,730	739,967
Colgate-Palmolive Co.	2,052	174,892
Estee Lauder Cos., Inc. - Class A	683	49,019
General Mills, Inc.	1,313	48,870
Hershey Co.	369	76,712
Kimberly-Clark Corp.	858	82,771
Kraft Heinz Co.	2,166	48,713
Mondelez International, Inc. - Class A	3,258	187,791
PepsiCo, Inc.	3,348	519,911
Procter & Gamble Co.	5,985	864,473
		2,891,786

Financial Services - 7.0%
Affirm Holdings, Inc. - Class A(a)	1,211	55,488
American Express Co.	1,307	395,341
Bank of New York Mellon Corp.	1,685	199,891
Blackrock, Inc.	367	352,947

Capital One Financial Corp.	39	$7,115
Equifax, Inc.	298	53,661
Fidelity National Information Services, Inc.	2,539	119,104
Global Payments, Inc.	572	38,496
Moody's Corp.	377	164,466
Morgan Stanley	2,977	489,925
Northern Trust Corp.	452	63,086
PayPal Holdings, Inc.	2,294	103,758
Raymond James Financial, Inc.	394	57,047
S&P Global, Inc.	705	299,865
State Street Corp.	641	81,125
Synchrony Financial	838	57,001
T. Rowe Price Group, Inc.	512	46,152
Toast, Inc. - Class A(a)	2,639	69,960
TransUnion	482	33,350
Verisk Analytics, Inc. - Class A	345	65,464
Visa, Inc. - Class A	4,044	1,222,258
		3,975,500

Health Care - 11.9%
Abbott Laboratories	4,268	438,196
AbbVie, Inc.	4,312	937,817
Agilent Technologies, Inc.	739	84,231
Alnylam Pharmaceuticals, Inc.(a)	322	106,540
Amgen, Inc.	1,315	462,683
Biogen, Inc.(a)	346	63,432
Boston Scientific Corp.(a)	3,827	240,144
Bristol-Myers Squibb Co.	4,973	301,613
Cardinal Health, Inc.	612	129,322
Centene Corp.(a)	1,166	38,175
Cigna Group	651	173,654
Elevance Health, Inc.	601	175,943
Gilead Sciences, Inc.	2,993	417,134
Hologic, Inc.(a)	538	40,667
Illumina, Inc.(a)	380	46,839
Merck & Co., Inc.	6,292	756,865
Pfizer, Inc.	11,343	318,511
Regeneron Pharmaceuticals, Inc.	239	184,661
Stryker Corp.	912	299,674
Thermo Fisher Scientific, Inc.	936	460,072
UnitedHealth Group, Inc.	2,212	598,545
Vertex Pharmaceuticals, Inc.(a)	649	289,805
Zoetis, Inc. - Class A	1,159	137,005
		6,701,528

Industrial Products - 6.2%
Carrier Global Corp.	1,948	109,692
Cummins, Inc.	326	175,394
Eaton Corp. PLC	981	350,874
Emerson Electric Co.	1,430	187,359
GE Aerospace	2,621	743,761
GE Vernova, Inc.	675	589,207
Johnson Controls International PLC	1,574	206,115
Keysight Technologies, Inc.(a)	910	256,957

nVent Electric PLC	388	$45,893
Otis Worldwide Corp.	974	75,076
Pentair PLC	399	34,757
Rockwell Automation, Inc.	269	96,539
TE Connectivity PLC	1,601	334,641
Trane Technologies PLC	566	235,875
Xylem, Inc.	587	70,146
		3,512,286

Industrial Services - 2.4%
Automatic Data Processing, Inc.	1,892	384,417
Delta Air Lines, Inc.	1,677	111,487
Jacobs Solutions, Inc.	287	36,529
Republic Services, Inc. - Class A	498	109,072
Southwest Airlines Co.	1,009	37,908
Union Pacific Corp.	1,470	356,651
United Parcel Service, Inc. - Class B	2,038	200,499
W.W. Grainger, Inc.	110	119,989
		1,356,552

Insurance - 1.6%
Allstate Corp.	675	139,954
American International Group, Inc.	1,282	96,470
Hartford Financial Services Group, Inc.	717	96,960
MetLife, Inc.	1,300	91,936
Principal Financial Group, Inc.	524	47,218
Progressive Corp.	1,434	284,276
Prudential Financial, Inc.	814	79,520
Willis Towers Watson PLC	224	65,117
		901,451

Materials - 2.3%
Amcor PLC	1,132	44,997
Corteva, Inc.	1,702	142,474
Dow, Inc.	1,752	72,971
DuPont de Nemours, Inc.	980	44,884
Ecolab, Inc.	652	173,445
Freeport-McMoRan, Inc.	3,842	225,833
International Flavors & Fragrances, Inc.	819	59,418
International Paper Co.	1,204	42,983
Newmont Corp.	2,876	311,327
Packaging Corp. of America	225	47,750
PPG Industries, Inc.	544	58,143
Smurfit WestRock PLC	1,224	48,776
		1,273,001

Media - 9.2%
Airbnb, Inc. - Class A(a)	961	121,355
Alphabet, Inc. - Class A	9,340	2,685,810
Alphabet, Inc. - Class C	111	31,841
Booking Holdings, Inc.	74	311,564
Comcast Corp. - Class A	22,279	639,630
DoorDash, Inc. - Class A(a)	884	132,733
Electronic Arts, Inc.	1,409	287,253

Expedia Group, Inc. - Class A	273	$63,033
Pinterest, Inc. - Class A(a)	3,188	58,468
Uber Technologies, Inc.(a)	10,189	732,895
VeriSign, Inc.	367	91,148
Zillow Group, Inc. - Class A(a)	274	11,341
Zillow Group, Inc. - Class C(a)	1,198	49,573
		5,216,644

Oil & Gas - 6.8%
Baker Hughes Co.	2,512	153,357
Chevron Corp.	4,323	894,429
ConocoPhillips	2,822	372,504
Exxon Mobil Corp.	10,074	1,709,155
Occidental Petroleum Corp.	1,595	103,675
Phillips 66	950	173,071
SLB NV	3,830	196,824
Williams Cos., Inc.	2,858	208,005
		3,811,020

Real Estate - 2.0%
American Tower Corp. - REIT	1,105	190,701
AvalonBay Communities, Inc. - REIT	339	55,376
CBRE Group, Inc. - Class A(a)	745	100,918
Equinix, Inc. - REIT	239	234,277
Equity Residential - REIT	840	49,686
Essex Property Trust, Inc. - REIT	157	37,994
Invitation Homes, Inc. - REIT	1,742	43,289
Ventas, Inc. - REIT	1,068	87,341
Welltower, Inc. - REIT	1,706	337,293
		1,136,875

Renewable Energy - 0.2%
First Solar, Inc.(a)	503	99,222

Retail & Wholesale - Discretionary - 4.3%
AutoZone, Inc.(a)	40	135,111
Best Buy Co., Inc.	515	33,063
Burlington Stores, Inc.(a)	146	47,505
eBay, Inc.	1,071	97,482
Home Depot, Inc.	2,541	835,710
Lowe's Cos., Inc.	1,406	332,210
Lululemon Athletica, Inc.(a)	256	39,194
MercadoLibre, Inc.(a)	116	200,566
Ross Stores, Inc.	756	163,772
TJX Cos., Inc.	2,635	420,810
Tractor Supply Co.	1,254	56,806
Williams-Sonoma, Inc.	296	53,970
		2,416,199

Retail & Wholesale - Staples - 2.3%
Archer-Daniels-Midland Co.	1,141	82,939
Kroger Co.	1,298	93,923

Walmart, Inc.	9,185	$1,141,512
		1,318,374

Software & Tech Services - 13.2%
Accenture PLC - Class A	2,996	594,077
Adobe, Inc.(a)	1,867	453,830
Atlassian Corp. - Class A(a)	837	57,125
Autodesk, Inc.(a)	982	235,091
Cloudflare, Inc. - Class A(a)	1,295	267,210
DocuSign, Inc.(a)	1,148	54,427
Gartner, Inc.(a)	322	50,986
HubSpot, Inc.(a)	260	63,466
International Business Machines Corp.	4,334	1,050,518
Intuit, Inc.	1,151	497,670
Microsoft Corp.	7,077	2,619,693
Salesforce, Inc.	4,408	822,841
ServiceNow, Inc.(a)	4,537	474,343
Tyler Technologies, Inc.(a)	232	79,432
Workday, Inc. - Class A(a)	938	121,865
		7,442,574

Tech Hardware & Semiconductors - 11.8%
Analog Devices, Inc.	2,655	844,662
Ciena Corp.(a)	733	284,573
Cisco Systems, Inc.	20,136	1,562,352
F5, Inc.(a)	303	87,667
Hewlett Packard Enterprise Co.	6,829	162,599
HP, Inc.	5,130	98,547
Motorola Solutions, Inc.	860	373,214
NetApp, Inc.	1,026	105,052
NVIDIA Corp.	12,726	2,219,414
Texas Instruments, Inc.	4,801	932,066
		6,670,146

Telecommunications - 2.3%
Verizon Communications, Inc.	25,755	1,292,901

Utilities - 2.1%
Alliant Energy Corp.	611	43,845
American Electric Power Co., Inc.	1,318	172,764
American Water Works Co., Inc.	473	64,371
CMS Energy Corp.	764	59,271
Consolidated Edison, Inc.	910	102,994
Edison International	969	70,911
Entergy Corp.	1,120	125,843
Eversource Energy	607	42,053
Exelon Corp.	2,626	128,727
PPL Corp.	1,836	70,135
Sempra	1,677	162,954
Vistra Corp.	871	130,937
		1,174,805

TOTAL COMMON STOCKS (Cost $53,231,819)		56,426,326

SHORT-TERM INVESTMENTS - 0.1%	Shares	Value
Money Market Funds - 0.1%
First American Government Obligations Fund - Class X, 3.53%(b)	73,591	$73,591

TOTAL SHORT-TERM INVESTMENTS (Cost $73,591)		73,591

TOTAL INVESTMENTS - 100.0% (Cost $53,305,410)		$56,499,917
Other Assets in Excess of Liabilities - 0.0%(c)		3,152
TOTAL NET ASSETS - 100.0%		$56,503,069

Percentages are stated as a percent of net assets.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of March 31, 2026.
(c)	Does not round to 0.1% or (0.1)%, as applicable.